INVESTMENTS IN AFFILIATES - Other investments (Details) ¥ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 05, 2021 USD ($) shares	Mar. 05, 2021 JPY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) director shares	Dec. 31, 2022 JPY (¥) director shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 05, 2018 shares	Oct. 26, 2017 shares
Other investments
Board members designated | director				1	1
Total board members | director				5	5
Subscription amount				$ 19,355		$ 54,004	$ 17,758
Gain on sale of interest in affiliates						10,392	13,936
Equity in earnings of affiliates				$ 15,440		$ 7,256	10,779
Canadian Solar Infrastructure Fund, Inc
Other investments
Stock Issued During Period, Shares, New Issues | shares	151,500	151,500
Investment price per unit | ¥ / shares		¥ 125,115
Suzhou Financial Leasing Co., Ltd.
Other investments
Ownership percentage				4.17%	4.17%	4.78%
Canadian Solar Infrastructure Fund, Inc
Other investments
Ownership percentage				14.64%	14.64%	14.64%
Number of Units Purchased | shares		22,725		56,620	56,620			7,000
Subscription amount	$ 25,683	¥ 2,843,238		$ 55,697	¥ 6,247,998
Canadian Solar Infrastructure Fund, Inc | Private placement
Other investments
Number of Units Purchased | shares									1,500
Canadian Solar Infrastructure Fund, Inc | Initial public offer
Other investments
Number of Units Purchased | shares									25,395
Lavras Solar Holding S.A.
Other investments
Ownership percentage				20.00%	20.00%	20.00%
Francisco Sa Solar Holding S.A.
Other investments
Ownership percentage				20.00%	20.00%	20.00%
Salgueiro Solar Holding S.A
Other investments
Ownership percentage				20.00%	20.00%	20.00%
Jaiba Solar Holding S.A.
Other investments
Ownership percentage				20.00%	20.00%	20.00%
Suzhou Zhuosheng Venture Investment Fund, LLP
Other investments
Ownership percentage				17.85%	17.85%	17.85%
RE Crimson Holdings LLC
Other investments
Ownership percentage			20.00%	20.00%	20.00%	20.00%
Interest sold (in percent)			80.00%
Gain on sale of interest in affiliates			$ 123,135
Net assets derecognized			$ 42,333
JuSheng (Suzhou) Solar Tech Co., Ltd.
Other investments
Ownership percentage				4.38%	4.38%	4.55%
Horus Solar S.A. De Capital Variable ("Horus") and Recursos Solares PV De Mxico II S.A. De Capital Variable ("Recursos")
Other investments
Ownership percentage				49.00%	49.00%	49.00%
Gain on sale of interest in affiliates						$ 113,843	100,896
Net assets derecognized						$ 7,527	$ 10,363